Consolidated Statements of Shareholders' Equity - USD ($)	Issued capital [member]	Other reserves [member]	Warrant Reserves [member]	Convertible loan note reserve [member]	Retained earnings [member]	Translation reserve [member]	Total
Balance at Mar. 31, 2020	$ 112,079,984	$ 93,441	$ 639,903		$ (102,432,702)	$ (10,520,740)	$ (140,114)
Balance, shares at Mar. 31, 2020	636,297,049
IfrsStatementLineItems [Line Items]
Issue of share capital	$ 230,019						230,019
Issue of share capital, shares	36,269,253
Options charge		550,138					550,138
Options exercised	$ 15,870	(1,515)			1,515		15,870
Options exercised, shares	250,000
Options forfeiture		(5,751)					(5,751)
Warrants charge	(138,305)		221,311				83,006
Convertible loan note conversion	(558,396)			8,151,777			7,593,382
Convertible loan note interest				219,059	(219,059)
Convertible loan note conversion, shares
Total transactions	$ (450,811)	542,872	221,311	8,370,836	(217,544)		8,466,664
Loss for the period					(3,353,507)		(3,353,507)	[1]
Currency translation						346,365	346,365
Total comprehensive income					(3,353,507)	346,365	(3,007,142)	[1]
Balance at Mar. 31, 2021	$ 111,629,173	636,313	861,214	8,370,836	(106,003,753)	(10,174,375)	5,319,408
Balance, shares at Mar. 31, 2021	672,816,302
IfrsStatementLineItems [Line Items]
Options charge		1,737,876					1,737,876
Options forfeiture		(19,149)					(19,149)
Warrants charge			61,721				61,721
Convertible loan note conversion	$ 8,876,397			(8,876,397)
Convertible loan note conversion, shares	315,086,410
Total transactions	$ 12,347,337	1,718,727	(807,801)	(8,370,836)	(991,236)		3,896,191
Loss for the period					(5,431,045)		(5,431,045)	[1]
Currency translation						(837,152)	(837,152)
Total comprehensive income					(5,431,045)	(837,152)	(6,268,197)	[1]
Convertible loan note and warrant interest			546,318	444,918	(991,236)
Currency translation on Convertible Loan note conversion				654,833			654,833
Transfer between equity reserves			594,190	(594,190)
Warrants Exercised	$ 3,470,940		(2,010,030)				1,460,910
Warrants Exercised, shares	386,512,756
Total transactions, shares	701,599,166
Balance at Mar. 31, 2022	$ 123,976,510	2,355,040	53,413		(112,426,034)	(11,011,527)	2,947,402
Balance, shares at Mar. 31, 2022	1,374,415,468
IfrsStatementLineItems [Line Items]
Options charge		1,286,128					1,286,128
Options forfeiture		(12,412)					(12,412)
Warrants charge			28,963				28,963
Total transactions	7,409,382	1,273,716	28,963				8,712,061
Loss for the period					(13,271,685)		(13,271,685)
Currency translation						(441,015)	(441,015)
Total comprehensive income					(13,271,685)	(441,015)	(13,712,700)
Total transactions, shares	284,376,881
Issuance of shares fundraising net	$ 7,323,354						7,323,354
Issuance of shares fundraising net, shares	282,199,381
Expenses settled in shares	$ 86,028						86,028
Expenses settled in shares, shares	2,177,500
Balance at Mar. 31, 2023	$ 131,385,892	$ 3,628,756	$ 82,376		$ (125,697,719)	$ (11,452,542)	$ (2,053,237)
Balance, shares at Mar. 31, 2023	1,658,792,349

[1]	Refer to Note 2A and 18A